Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts receivable, net
Schedule of movement of allowance for doubtful accounts

		As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at the beginning of the year:	43,084	46,900	86,417
Provision for the year	8,014	39,517	55,839
Write-off	(4,198)	—	—
Balance at the end of the year	46,900	86,417	142,256

Accounts receivable
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2018	2019
	RMB	RMB
Accounts receivable from real estate developers	1,436,367	2,329,431
Accounts receivable from individual customers	2,646	2,805
	1,439,013	2,332,236
Less: allowance for doubtful accounts	(86,417)	(142,256)
Accounts receivable, net	1,352,596	2,189,980